Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Oct. 30, 2015
Inst Inst Prem | Fidelity U.S. Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst1_SupplementTextBlock	Supplement to the
Spartan® U.S. Bond Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
October 30, 2015
Prospectus

Effective June 14, 2016, Spartan® U.S. Bond Index Fund will be renamed Fidelity® U.S. Bond Index Fund. Effective June 14, 2016, Fidelity® Advantage Institutional Class will be renamed Institutional Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management feeA	0.03%	0.03%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.01%A	0.00%
Total annual operating expenses	0.04%	0.03%

A Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$ 4	$ 3
3 years	$ 13	$ 10
5 years	$ 23	$ 17
10 years	$ 51	$ 39

Effective June 14, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Average Annual Returns."

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of classA
Institutional Class - Return Before Taxes	0.53%	3.00%
Return After Taxes on Distributions	-0.61%	1.88%
Return After Taxes on Distributions and Sale of Fund Shares	0.33%	1.87%
Institutional Premium Class - Return Before Taxes	0.63%	3.02%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.05%

A From May 4, 2011.